Weighted Average Assumptions Used To Determine Benefit Obligation And Benefit Cost (Detail)	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011
Retiree Health Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate for benefit obligation	2.40%	4.50%
Discount rate for net benefit cost	4.50%	5.00%
Expected return on plan assets for net benefit costs	8.00%	8.00%
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate for benefit obligation	3.60%	4.40%
Discount rate for net benefit cost	4.40%	4.80%
Expected return on plan assets for net benefit costs	8.00%	8.00%